Scheduled Payments for Next Five Years (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
2013	$ 45,000,000
2014	3,500,000
2015
2016
2017
Thereafter	20,000,000
Advance Amount	$ 68,500,000	$ 68,500,000